Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities at December 31, 2011 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043	$1,614	$—	$371,657
Obligations of states and political subdivisions	2,616	44	—	2,660
U.S. Government sponsored entities’ asset-backed securities	427,300	16,995	—	444,295
Other equity securities	1,188	877	32	2,033
Total	$801,147	$19,530	$32	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992	$5	$—	$1,997
U.S. Government sponsored entities’ asset-backed securities	818,232	14,377	32	832,577
Total	$820,224	$14,382	$32	$834,574
Investment securities at December 31, 2012 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$695,655	$1,352	$1,280	$695,727
Obligations of states and political subdivisions	984	19	—	1,003
U.S. Government sponsored entities’ asset-backed securities	401,882	14,067	447	415,502
Other equity securities	1,137	1,085	—	2,222
Total	$1,099,658	$16,523	$1,727	$1,114,454
2012:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$570	$2	$—	$572
U.S. Government sponsored entities’ asset-backed securities	400,820	9,351	38	410,133
Total	$401,390	$9,353	$38	$410,705

Schedule of unrealized loss on investments
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$177,470	$1,280	$—	$—	$177,470	$1,280
U.S. Government sponsored entities' asset-backed securities	123,631	447	—	—	123,631	447
Total	$301,101	$1,727	$—	$—	$301,101	$1,727
2012:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$10,120	$38	$—	$—	$10,120	$38
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2011:
Securities Available-for-Sale
Other equity securities	$—	$—	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$—	$—	$38,775	$32	$38,775	$32

Schedule of contractual maturity of debt securities
The amortized cost and estimated fair value of investments in debt securities at December 31, 2012, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$516,905	$518,257
Due one through five years	123,750	122,912
Due five through ten years	55,000	54,558
Total	$695,655	$695,727
Obligations of states and political subdivisions:
Due within one year	$984	$1,003
Total	$984	$1,003
U.S. Government sponsored entities’ asset-backed securities:
Total	$401,882	$415,502
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$570	$572
Total	$570	$572
U.S. Government sponsored entities’ asset-backed securities:
Total	$400,820	$410,133